Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. “Compensation Actually Paid” is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Anthony G. Capuano ($)(1)	Summary Compensation Table Total for Arne M. Sorenson ($)(1)	Compensation Actually Paid to Anthony G. Capuano ($)(2) (3)	Compensation Actually Paid to Arne M. Sorenson ($)(2) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2) (5) (6)	Value of Initial Fixed $100 Investment Based On:		Net Income (Millions) ($)	Adjusted EBITDA (Millions) ($)(8)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(7)
2022	18,686,271	N/A	17,995,991	N/A	6,347,929	5,522,019	99.32	67.29	2,358	3,853
2021	18,391,882	12,278,151	24,543,932	12,783,673	8,828,835	12,123,239	109.56	88.83	1,099	2,278
2020	N/A	8,926,356	N/A	5,466,550	4,168,088	3,197,807	87.47	74.12	(267)	1,147

(1)	Mr. Capuano became the Company’s CEO in February 2021 after the passing of Mr. Sorenson.
(2)	Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date except for adjusting for expected performance of PSUs at each measurement date.
(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid to Mr. Capuano:
	2022 ($)	2021 ($)
Summary Compensation Table Total	18,686,271	18,391,882
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(12,318,184)	(12,421,850)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	10,945,382	16,623,150
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	4,843	1,820,160
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	677,679	130,590
Compensation Actually Paid to Mr. Capuano	17,995,991	24,543,932
(4)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid to Mr. Sorenson:
	2021 ($)	2020 ($)
Summary Compensation Table Total	12,278,151	8,926,356
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	—	(8,351,926)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	9,803,831
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	(3,945,772)
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	505,522	(965,939)
Compensation Actually Paid to Mr. Sorenson	12,783,673	5,466,550

(5)	Non-PEO NEOs include the following for 2021 and 2022: Ms. Linnartz, Ms. Oberg, Mr. Smith and Mr. Brown. Non-PEO NEOs for 2020 includes Mr. Capuano, David Grissen, our former Group President, the Americas, Ms. Linnartz and Ms. Oberg.
(6)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the average Compensation Actually Paid to the Non-PEO NEOs:
	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total	6,347,929	8,828,835	4,168,088
Less, average value of Stock Awards and average value of SAR Awards reported in Summary Compensation Table	(3,772,980)	(6,555,925)	(3,506,783)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	3,357,548	8,698,378	4,263,003
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(746,159)	1,048,484	(1,304,606)
Plus, average year over year change in fair value of equity awards granted in prior years that vested in the year	335,681	103,467	(421,895)
Average Compensation Actually Paid to Non-PEO NEOs	5,522,019	12,123,239	3,197,807

(7)	The peer group used for this purpose is Standard & Poor’s Hotels, Resorts & Cruise Lines Index.
(8)	Adjusted EBITDA under the Annual Incentive Plan is calculated in the same manner as the non-GAAP measure that Marriott reports to investors as Adjusted EBITDA (as described in Exhibit A), subject to certain additional adjustments, if applicable for such year as detailed within the “Compensation Discussion and Analysis – Annual Incentives” above.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(5)	Non-PEO NEOs include the following for 2021 and 2022: Ms. Linnartz, Ms. Oberg, Mr. Smith and Mr. Brown. Non-PEO NEOs for 2020 includes Mr. Capuano, David Grissen, our former Group President, the Americas, Ms. Linnartz and Ms. Oberg.

Peer Group Issuers, Footnote [Text Block]
(7)	The peer group used for this purpose is Standard & Poor’s Hotels, Resorts & Cruise Lines Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid to Mr. Capuano:
	2022 ($)	2021 ($)
Summary Compensation Table Total	18,686,271	18,391,882
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(12,318,184)	(12,421,850)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	10,945,382	16,623,150
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	4,843	1,820,160
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	677,679	130,590
Compensation Actually Paid to Mr. Capuano	17,995,991	24,543,932
(4)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid to Mr. Sorenson:
	2021 ($)	2020 ($)
Summary Compensation Table Total	12,278,151	8,926,356
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	—	(8,351,926)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	9,803,831
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	(3,945,772)
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	505,522	(965,939)
Compensation Actually Paid to Mr. Sorenson	12,783,673	5,466,550

Non-PEO NEO Average Total Compensation Amount			$ 6,347,929	$ 8,828,835	$ 4,168,088
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,522,019	12,123,239	3,197,807
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the average Compensation Actually Paid to the Non-PEO NEOs:
	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total	6,347,929	8,828,835	4,168,088
Less, average value of Stock Awards and average value of SAR Awards reported in Summary Compensation Table	(3,772,980)	(6,555,925)	(3,506,783)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	3,357,548	8,698,378	4,263,003
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(746,159)	1,048,484	(1,304,606)
Plus, average year over year change in fair value of equity awards granted in prior years that vested in the year	335,681	103,467	(421,895)
Average Compensation Actually Paid to Non-PEO NEOs	5,522,019	12,123,239	3,197,807

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA

In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.

Pay Versus Performance

Compensation Actually Paid vs. Net Income [Text Block]

Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA

In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.

Pay Versus Performance

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA

In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.

Pay Versus Performance

Total Shareholder Return Vs Peer Group [Text Block]

Relationships Between Compensation Actually Paid and TSR, Net Income and Adjusted EBITDA

In accordance with SEC rules, the Company is providing the following depictions of the relationships between information presented in the Pay Versus Performance table.

Pay Versus Performance

Tabular List [Table Text Block]

The most important financial performance measures used by the Company to link executive Compensation Actually Paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Adjusted EBITDA	Adjusted EBITDA is the primary metric in our Annual and Long-Term incentive plans
Relative Total Stockholder Return (“TSR”)	Relative TSR is a component of our Long-Term Incentive plan

In addition to these financial performance measures, the Company views stock price as a key driver of value for all of our equity awards and in particular SARs, which have no value unless the stock price appreciates from the date of grant. We also align compensation with achievement of our key growth priorities as described further under “Compensation Discussion and Analysis – Annual Incentives” above.

Total Shareholder Return Amount			$ 99.32	109.56	87.47
Peer Group Total Shareholder Return Amount			67.29	88.83	74.12
Net Income (Loss)			$ 2,358,000,000	$ 1,099,000,000	$ (267,000,000)
Company Selected Measure Amount			3,853,000,000	2,278,000,000	1,147,000,000
PEO Name	Mr. Sorenson	Mr. Capuano	Mr. Capuano		Mr. Sorenson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	Adjusted EBITDA under the Annual Incentive Plan is calculated in the same manner as the non-GAAP measure that Marriott reports to investors as Adjusted EBITDA (as described in Exhibit A), subject to certain additional adjustments, if applicable for such year as detailed within the “Compensation Discussion and Analysis – Annual Incentives” above.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Stockholder Return (“TSR”)
Mr. Capuano [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 18,686,271	$ 18,391,882
PEO Actually Paid Compensation Amount			17,995,991	24,543,932
Mr. Sorenson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				12,278,151	$ 8,926,356
PEO Actually Paid Compensation Amount				12,783,673	5,466,550
PEO [Member] | Mr. Capuano [Member] | Value of Stock Awards and SAR Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,318,184)	(12,421,850)
PEO [Member] | Mr. Capuano [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,945,382	16,623,150
PEO [Member] | Mr. Capuano [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,843	1,820,160
PEO [Member] | Mr. Capuano [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			677,679	130,590
PEO [Member] | Mr. Sorenson [Member] | Value of Stock Awards and SAR Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(8,351,926)
PEO [Member] | Mr. Sorenson [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	9,803,831
PEO [Member] | Mr. Sorenson [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(3,945,772)
PEO [Member] | Mr. Sorenson [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				505,522	(965,939)
Non-PEO NEO [Member] | Average Value of Stock Awards and Average Value of SAR Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,772,980)	(6,555,925)	(3,506,783)
Non-PEO NEO [Member] | Average Year-End fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,357,548	8,698,378	4,263,003
Non-PEO NEO [Member] | Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(746,159)	1,048,484	(1,304,606)
Non-PEO NEO [Member] | Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 335,681	$ 103,467	$ (421,895)